10. DEFERRED FINANCING COSTS	6 Months Ended
Jun. 30, 2014
Deferred Financing Costs
DEFERRED FINANCING COSTS

As of June 30, 2014 we had recognized $115,000 of deferred financing costs. On January 10, 2014 the Company paid $15,000 to Full Circle Capital Corporation (“Full Circle”) as a deposit for deal-related expenses related to the long-term financing commitment. On January 21, 2014 as part of the $500,000 proceeds from the warrant being issued to Full Circle, $100,000 was retained by Full Circle out of the total consideration of $500,000 to cover legal and deal-related expenses in connection with the long-term financing commitment from Full Circle Capital Corporation (see Note 11).

The deferred financing costs of $115,000 are being amortized over the estimated term of the long-term financing agreement of 3 years (see Note 11). For the three and six month periods ended June 30, 2014, amortization expense was approximately $10,000 and $16,000, respectively.  The unamortized deferred financing balance at June 30, 2014 was approximately $99,000.